INVESTMENT SECURITIES - Schedule of Contractual Maturities of Investments in Debt Securities for HTM (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Due within one year	$ 868,358
Due After 1 Within 5 Years	1,339,143
Due After 5 Within 10 Years	1,114,858
Due After 10 Years/No Maturity	8,549,003
Total	$ 11,871,362	$ 8,306,417
Weighted average yield
Due Within One Year	4.06%
Due After 1 Within 5 Years	3.93%
Due After 5 Within 10 Years	4.56%
Due After 10 Years/No Maturity	3.05%
Weighted average yield	3.36%
Amortized Cost
Due within one year	$ 866,311
Due After 1 Within 5 Years	1,333,648
Due After 5 Within 10 Years	1,106,380
Due After 10 Years/No Maturity	9,905,455
Total Amortized Cost	13,211,794
U.S. Treasury securities
Fair Value
Due within one year	804,330
Due After 1 Within 5 Years	1,283,090
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	0
Total	$ 2,087,420	584,084
Weighted average yield
Weighted average yield	3.88%
ABS
Fair Value
Due within one year	$ 0
Due After 1 Within 5 Years	8,890
Due After 5 Within 10 Years	1,017,775
Due After 10 Years/No Maturity	1,004,907
Total	$ 2,031,572	70,375
Weighted average yield
Weighted average yield	5.00%
GNMA - Residential
Fair Value
Due within one year	$ 0
Due After 1 Within 5 Years	0
Due After 5 Within 10 Years	2,900
Due After 10 Years/No Maturity	2,705,352
Total	$ 2,708,252	2,511,310
Weighted average yield
Weighted average yield	3.09%
GNMA - Commercial
Fair Value
Due within one year	$ 0
Due After 1 Within 5 Years	0
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	3,636,962
Total	$ 3,636,962	3,721,072
Weighted average yield
Weighted average yield	2.42%
FHLMC and FNMA - Residential
Fair Value
Due within one year	$ 64,028
Due After 1 Within 5 Years	0
Due After 5 Within 10 Years	94,183
Due After 10 Years/No Maturity	1,201,782
Total	$ 1,359,993	1,419,576
Weighted average yield
Weighted average yield	3.02%
FHLMC and FNMA - Commercial
Fair Value
Due within one year	$ 0
Due After 1 Within 5 Years	47,163
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	0
Total	$ 47,163	$ 0
Weighted average yield
Weighted average yield	7.27%